1. GENERAL INFORMATION AND GROUP STRUCTURE (Details) - PPSL $ in Millions	Jul. 27, 2016 ARS ($)
Disclosure of detailed information about business combination [line items]
Cash payment	$ 13,362
Total consideration transferred	13,362
Total purchase price allocation	13,362
Investments in joint ventures
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	3,407
Investments in associates
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	777
Financial assets at amortized cost
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	21,801
Intangible assets
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	224
Financial assets at fair value through profit and loss
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	653
Financial assets at amortized cost
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	315
Trade and other receivables
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	7,256
Inventories
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	3,072
Cash and cash equivalents
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	4,384
Non current assets classified as held for sale
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	3,405
Trade and other payables
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	(4,324)
Borrowings
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	(7,434)
Salaries and social security payable
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	(383)
Defined benefit plans
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	(484)
Deferred tax liabilities
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	(4,096)
Taxes payables
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	(859)
Provisions
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	(5,793)
Liabilities associated with assets classified as held for sale
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	(240)
Income tax and minimum notional income tax provision
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	(1,444)
Non-controlling interest
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	(7,869)
Goodwill
Disclosure of detailed information about business combination [line items]
Total purchase price allocation	$ 994